(Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
(Loss)/earnings per share
11. (Loss)/earnings per share
Basic (loss)/earnings per share
is
 calculated by dividing the (loss)/profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.
For the year
s
ended December 31, 2021 and 2020, the effects of all outstanding share options and unvested restricted shares were excluded from the computation of diluted loss per share as their effects were anti-dilutive.
No adjustment is made to the basic earnings per share amount presented for the year ended December 31, 2019 for the dilutive effect of the outstanding share options because they are subject to performance conditions which were not met as of December 31, 2019.
The following table reflects the income/(loss)
and
share data used in the basic and diluted (loss)/earnings per share calculations:

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
(Loss)/profit attributable to ordinary equity holders of the parent for basic and diluted (loss)/earnings per share calculations
– Class A ordinary shares	(42,792)	(10,642)	30,593
– Class B ordinary shares	(16,778)	(5,781)	25,513

	2021	2020	2019
Weighted average number of ordinary shares in issue during the year for basic and diluted (loss)/earnings per share calculations
– Class A ordinary shares	21,121,241	15,244,686	9,929,929
– Class B ordinary shares	8,281,098	8,281,098	8,281,098